Shareholder Report, Holdings (Details) - Fidelity Telecom and Utilities Fund	Jul. 31, 2024
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
TI0Member
Holdings [Line Items]
Percent of Net Asset Value	51.90%
TI1Member
Holdings [Line Items]
Percent of Net Asset Value	24.00%
TI2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
TI3Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
TI4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
United States
Holdings [Line Items]
Percent of Net Asset Value	99.00%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%